Cover	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2025
Entity File Number	000-56644
Entity Registrant Name	BIRDIE WIN CORPORATION
Entity Central Index Key	0001873213
Entity Tax Identification Number	38-4179726
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 8, 6/F, Wayson Commercial Building,
Entity Address, Address Line Two	28 Connaught Road West
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+86
Local Phone Number	13824472731
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false